Convertible Note - Schedule of Key Assumptions Estimates (Details) - $ / shares		Jun. 23, 2026	May 01, 2026	Jun. 09, 2025
Schedule Of Key Assumptions Estimates Abstract
Terms of warrants		60 years	48 years	60 years
Exercise price (in Dollars per share)	[1]	$ 10.848	$ 1.7262	$ 7.582
Risk free rate of interest		4.27%	3.97%	4.09%
Dividend yield		0.00%	0.00%	0.00%
Expected volatility	[2]	111.59%	89.26%	79.43%

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.
[2]	Expected volatility (based on peer companies and the Company's historical data).